Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Under rules adopted pursuant to the Dodd-Frank Act, ConocoPhillips is required to calculate and disclose in a tabular format the “Compensation Actually Paid” (“CAP”) to the CEO and average CAP to all other NEOs. The rules also require ConocoPhillips to disclose in the table the most important other financial performance measure that is measured over the most recently completed year and that is used by the company to link company performance and compensation (as reflected in CAP) to the NEOs for that year. We have determined that one-year relative Adjusted ROCE used for purposes of evaluating the VCIP payout (see “Measuring Performance — Performance Peer Group” on page 83) is such measure for 2023. Compensation decisions at ConocoPhillips are made in accordance with the philosophy and process described in the “Compensation Discussion and Analysis” beginning on page 66 of this Proxy Statement. CAP is a supplemental measure defined by rules adopted pursuant to the Dodd-Frank Act and does not necessarily reflect the value actually realized by our executives. CAP does not replace the performance measures or philosophy and strategy of compensation-setting discussed in the Compensation Discussion and Analysis (see pages 66-96).

	SCT Total(1) for CEO(2)	Compensation Actually Paid(3) to CEO(2)	Average SCT Total(1) for Non- CEO NEOs(4)	Average Compensation Actually Paid(3) to Non-CEO NEOs(4)	Value of initial fixed $100 investment based on:		Net Income / (Loss) (Millions of dollars)	CSM: 1-Year Relative ROCE(7)
Year					Company TSR(5)	Peer Group TSR(6)
2023	$20,770,673	$35,636,692	$6,971,974	$9,288,633	$208.09	$167.19	10,957	58th
2022	19,972,339	74,688,355	6,133,798	14,617,414	203.11	181.75	18,680	64th
2021	23,886,640	59,903,247	7,379,438	12,790,641	119.06	105.85	8,079	62nd
2020	28,054,551	31,889	7,352,737	1,715,641	64.02	67.14	(2,701)	70th

Company Selected Measure Name	Relative Adjusted ROCE
Named Executive Officers, Footnote [Text Block]
(2)	The CEO for each of the reported years is Mr. Lance.

Peer Group Issuers, Footnote [Text Block]
(6)	Peer Group TSR shown for 2020 is the value as of December 31, 2020, of a hypothetical investment of $100 in the stock of our performance peer group on December 31, 2019, with all dividends reinvested. The amount shown in 2021 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 31, 2021. The amount shown in 2022 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 30, 2022 (the last trading day in 2022). The amount shown in 2023 is the cumulative value of that hypothetical investment (with all dividends reinvested) as of December 29, 2023 (the last trading day in 2023). For this purpose and for all years shown in the table, our performance peer group consists of APA Corporation, Chevron Corporation, Devon Energy Corporation, EOG Resources, Inc., ExxonMobil Corporation, Hess Corporation, Occidental Petroleum Corporation, and Pioneer Natural Resources (see “Measuring Performance — Performance Peer Group” on page 83 for a description of how we select our performance peer group), and Peer Group TSR is weighted according to each peer’s stock market capitalization at the beginning of each annual period. While TSR for our peer group includes the S&P 500 Total Return Index for purposes of certain compensation decisions as discussed in “Measuring Performance — Performance Peer Group” on page 83, in accordance with SEC regulations the S&P 500 Total Return Index is not included in Peer Group TSR as shown in the table above. In October 2020, Chevron Corporation acquired Noble Energy, Inc. Prior to the acquisition, Noble Energy, Inc. was a member of our performance peer group, but after the acquisition, we retained only the combined company for the entire period so that Noble Energy, Inc. effectively ceased to be a member of the peer group retroactive to January 1, 2020. In 2023, we updated our performance peer group, removing Marathon Oil Corporation and adding Pioneer, to better align with our business and market capitalization. If we had not made these changes, the cumulative peer group TSR shown in the table above would have been $66.50 for 2020, $105.36 for 2021, $183.13 for 2022, and $167.11 for 2023.

PEO Total Compensation Amount	$ 20,770,673	$ 19,972,339	$ 23,886,640	$ 28,054,551
PEO Actually Paid Compensation Amount	$ 35,636,692	74,688,355	59,903,247	31,889
Adjustment To PEO Compensation, Footnote [Text Block]
SCT Total to CAP Reconciliation	CEO		Avg. of Non-CEO NEOs
SCT Total	$20,770,673		$6,971,974
Minus the increase in actuarial present value of pensions shown under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	-		(1,165,127)
Plus the “service cost” of such pensions[a]	853,822		181,259
Plus the “prior service cost” of such pensions[b]	-		-
Minus the grant date fair value of awards shown under the “Stock Awards” column of the SCT[c]	(14,842,125)		(3,494,393)
Minus the grant date fair value of awards shown under the “Option Awards” column of the SCT[c]	-		-
Plus the year end fair value of equity awards granted during the year and unvested at year end[c]	31,471,386	[d]	7,431,371	[h]
Plus the vesting date fair value of equity awards granted and vesting during the year[c]	391,450	[e]	60,674	[i]
Plus or minus the change in fair value from prior year end to current year end of outstanding equity awards granted in a prior year and unvested at year end[c]	(289,346)	[f]	(49,223)	[j]
Plus or minus the change in fair value from prior year end to the vesting date of equity awards granted in a prior year and vesting during the year[c]	(3,727,845)	[g]	(705,642)	[k]
Minus the prior year end fair value of equity awards forfeited during the year[c]	-		-
Plus dividends or other earnings paid during the year and prior to the vesting date of any equity awards and not otherwise included in the SCT total	1,008,677		57,740
Equals CAP	$35,636,692		$9,288,633

Non-PEO NEO Average Total Compensation Amount	$ 6,971,974	6,133,798	7,379,438	7,352,737
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,288,633	14,617,414	12,790,641	1,715,641
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
SCT Total to CAP Reconciliation	CEO		Avg. of Non-CEO NEOs
SCT Total	$20,770,673		$6,971,974
Minus the increase in actuarial present value of pensions shown under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	-		(1,165,127)
Plus the “service cost” of such pensions[a]	853,822		181,259
Plus the “prior service cost” of such pensions[b]	-		-
Minus the grant date fair value of awards shown under the “Stock Awards” column of the SCT[c]	(14,842,125)		(3,494,393)
Minus the grant date fair value of awards shown under the “Option Awards” column of the SCT[c]	-		-
Plus the year end fair value of equity awards granted during the year and unvested at year end[c]	31,471,386	[d]	7,431,371	[h]
Plus the vesting date fair value of equity awards granted and vesting during the year[c]	391,450	[e]	60,674	[i]
Plus or minus the change in fair value from prior year end to current year end of outstanding equity awards granted in a prior year and unvested at year end[c]	(289,346)	[f]	(49,223)	[j]
Plus or minus the change in fair value from prior year end to the vesting date of equity awards granted in a prior year and vesting during the year[c]	(3,727,845)	[g]	(705,642)	[k]
Minus the prior year end fair value of equity awards forfeited during the year[c]	-		-
Plus dividends or other earnings paid during the year and prior to the vesting date of any equity awards and not otherwise included in the SCT total	1,008,677		57,740
Equals CAP	$35,636,692		$9,288,633

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
COMPENSATION ACTUALLY PAID VS. COMPANY AND PEER TSR

Compensation Actually Paid vs. Net Income [Text Block]
COMPENSATION ACTUALLY PAID VS. NET INCOME

Compensation Actually Paid vs. Company Selected Measure [Text Block]
COMPENSATION ACTUALLY PAID VS. 1-YEAR RELATIVE ADJUSTED ROCE

Tabular List [Table Text Block]

Linking Pay and Performance

The items below represent the most important performance measures ConocoPhillips used to link company performance to compensation, as reflected in CAP, to the NEOs for the 2023 fiscal year.

TABULAR LIST OF PERFORMANCE MEASURES
●Relative Adjusted ROCE ●Capital ●Operating and Overhead Costs	●Production ●HSE ●Strategic, Operational, and Energy Transition Milestones

Total Shareholder Return Amount	$ 208.09	203.11	119.06	64.02
Peer Group Total Shareholder Return Amount	167.19	181.75	105.85	67.14
Net Income (Loss) Attributable to Parent	$ 10,957,000,000	$ 18,680,000,000	$ 8,079,000,000	$ (2,701,000,000)
Company Selected Measure Amount	58	64	62	70
PEO Name	Mr. Lance	Mr. Lance	Mr. Lance	Mr. Lance
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative Adjusted ROCE
Non-GAAP Measure Description [Text Block]
(7)	Relative Adjusted ROCE is measured as a percentile rank relative to peers over a one-year period as described in "Process for Determining Executive Compensation — Financial (VCIP and PSP)" and "Components of Executive Compensation — Performance-Based Pay Programs" on pages 82 and 75.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating and Overhead Costs
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Production
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	HSE
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Strategic, Operational, and Energy Transition Milestones
Peo Minus The Increase In Actuarial Present Value Of Pensions Shown Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (0)
Non P E O N E O Minus The Increase In Actuarial Present Value Of Pensions Shown Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,165,127)
Peo Plus The Service Cost Of Such Pensionsa [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	853,822
Non P E O N E O Plus The Service Cost Of Such Pensionsa [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	181,259
Peo Plus The Prior Service Cost Of Such Pensions B [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Non P E O N E O Plus The Prior Service Cost Of Such Pensions B [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Peo Minus The Grant Date Fair Value Of Awards Shown Under The Stock Awards Column Of The S C T C [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,842,125)
Non P E O N E O Minus The Grant Date Fair Value Of Awards Shown Under The Stock Awards Column Of The S C T C [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,494,393)
Peo Minus The Grant Date Fair Value Of Awards Shown Under The Option Awards Column Of The S C T C [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Non P E O N E O Minus The Grant Date Fair Value Of Awards Shown Under The Option Awards Column Of The S C T C [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Peo Plus The Year End Fair Value Of Equity Awards Granted During The Year And Unvested At Year End C [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	31,471,386
Non P E O N E O Plus The Year End Fair Value Of Equity Awards Granted During The Year And Unvested At Year End C [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,431,371
Peo Plus The Vesting Date Fair Value Of Equity Awards Granted And Vesting During The Year C [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	391,450
Non P E O N E O Plus The Vesting Date Fair Value Of Equity Awards Granted And Vesting During The Year C [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	60,674
Peo Plus Or Minus The Change In Fair Value From Prior Year End To Current Year End Of Outstanding Equity Awards Granted In A Prior Year And Unvested At Year End C [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(289,346)
Non P E O N E O Plus Or Minus The Change In Fair Value From Prior Year End To Current Year End Of Outstanding Equity Awards Granted In A Prior Year And Unvested At Year End C [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(49,223)
Peo Plus Or Minus The Change In Fair Value From Prior Year End To The Vesting Date Of Equity Awards Granted In A Prior Year And Vesting During The Year C [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,727,845)
Non P E O N E O Plus Or Minus The Change In Fair Value From Prior Year End To The Vesting Date Of Equity Awards Granted In A Prior Year And Vesting During The Year C [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(705,642)
Peo Minus The Prior Year End Fair Value Of Equity Awards Forfeited During The Year C [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Non P E O N E O Minus The Prior Year End Fair Value Of Equity Awards Forfeited During The Year C [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Peo Plus Dividends Or Other Earnings Paid During The Year And Prior To The Vesting Date Of Any Equity Awards And Not Otherwise Included In The S C T Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,008,677
Non P E O N E O Plus Dividends Or Other Earnings Paid During The Year And Prior To The Vesting Date Of Any Equity Awards And Not Otherwise Included In The S C T Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 57,740